Annual Total Returns - Fidelity Freedom® 2035 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2035 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2035 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.29%)
Annual Return 2019	24.55%
Annual Return 2020	17.26%
Annual Return 2021	14.42%